Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Schedule of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits, Beginning balance	$ 372,544	$ 217,239
Gross increases – tax positions in current period	49,626	155,305
Unrecognized tax benefits, Ending balance	$ 422,170	$ 372,544